Capital lease obligations	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Capital lease obligations
Capital lease obligations
The minimum lease payments due in each of the next five fiscal years and thereafter are as follows:

2016	$27,007
2017	18,230
2018	15,618
2019	5,002
2020 and thereafter	2,109
Subtotal:	$67,966
Less: amount representing interest	(5,523)
Present value of minimum lease payments	$62,443
Less: current portion	(24,114)
Long term portion	$38,329

Included in capital lease obligations was $10.4 million of sale leaseback transactions for certain equipment. Any gains on these transactions were deferred and amortized over the life of the lease.